111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

VIA EDGAR

January 22, 2021

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Valkyrie Bitcoin Fund

Ladies and Gentlemen:

On behalf of Valkyrie Bitcoin Fund (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant’s registration statement on Form S-1 (the “Registration Statement”). The Registration Statement relates to common shares of beneficial interest of Valkyrie Bitcoin Fund, a newly formed Delaware statutory trust intending to operate as an exchange-traded fund.

If you have any questions please do not hesitate to contact Morrison C. Warren at (312) 845-3484 or James M. Audette at (312) 845-3421.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler LLP